UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2015 (Unaudited)

Deutsche Global Growth Fund

	Shares	Value ($)

Common Stocks 97.3%
Australia 0.4%
G8 Education Ltd. (a) (Cost $3,565,454)	1,207,425	3,458,484
Belgium 0.5%
Anheuser-Busch InBev NV (Cost $3,239,963)	35,000	4,207,801
Bermuda 0.6%
Lazard Ltd. "A" (a) (Cost $2,147,445)	86,328	4,796,384
Brazil 0.4%
Estacio Participacoes SA (Cost $5,000,816)	545,000	3,130,120
Canada 4.4%
Agnico Eagle Mines Ltd. (a)	118,000	3,796,060
Alimentation Couche-Tard, Inc. "B"	175,000	6,819,315
Brookfield Asset Management, Inc. "A"	241,500	8,540,664
Canadian Pacific Railway Ltd.	25,000	4,119,492
Goldcorp, Inc.	80,000	1,420,800
Quebecor, Inc. "B"	187,719	4,809,205
SunOpta, Inc.*	469,785	4,763,620

(Cost $28,503,308)		34,269,156
China 0.7%
Minth Group Ltd. (Cost $2,923,417)	2,048,633	5,047,214
Denmark 0.9%
Jyske Bank AS (Registered)*	86,000	4,135,552
TDC AS	350,000	2,612,851

(Cost $6,889,170)		6,748,403
Finland 0.5%
Cramo Oyj (Cost $3,693,524)	168,715	3,659,431
France 1.7%
Flamel Technologies SA (ADR)*	358,842	6,584,750
Pernod Ricard SA	53,000	6,564,831

(Cost $12,266,637)		13,149,581
Germany 5.1%
BASF SE	45,000	4,184,035
Bayer AG (Registered)	19,000	2,704,342
Fresenius Medical Care AG & Co. KGaA	130,000	11,121,765
Lanxess AG	105,000	5,840,983
Patrizia Immobilien AG	213,312	4,423,268
United Internet AG (Registered)	169,683	7,926,418
VIB Vermoegen AG	194,885	3,779,596

(Cost $30,505,137)		39,980,407
Hong Kong 2.5%
AIA Group Ltd.	240,000	1,572,514
K Wah International Holdings Ltd.	7,675,829	4,689,723
Playmates Toys Ltd.	9,515,671	2,061,781
REXLot Holdings Ltd.	43,252,753	3,119,705
Sun Hung Kai & Co., Ltd.	3,571,732	3,612,431
Techtronic Industries Co., Ltd.	1,317,901	4,550,844

(Cost $19,234,669)		19,606,998
Indonesia 1.6%
PT Arwana Citramulia Tbk	49,638,792	2,528,916
PT Bank Negara Indonesia Persero Tbk	11,300,000	5,879,576
PT Multipolar Tbk	73,864,863	4,185,141

(Cost $13,539,705)		12,593,633
Ireland 3.1%
Greencore Group PLC	672,430	3,378,356
Kerry Group PLC "A"	70,000	5,227,908
Paddy Power PLC (b)	44,717	3,973,663
Paddy Power PLC (b)	1,427	126,513
Ryanair Holdings PLC (ADR)	87,768	5,845,349
Shire PLC	65,000	5,593,299

(Cost $17,753,196)		24,145,088
Italy 0.9%
Prysmian SpA	180,153	4,061,487
Unipol Gruppo Finanziario SpA	500,000	2,708,760

(Cost $5,012,208)		6,770,247
Japan 4.6%
Ai Holdings Corp.	224,550	3,774,492
Avex Group Holdings, Inc.	221,220	4,121,740
Kusuri No Aoki Co., Ltd. (a)	174,550	6,321,803
MISUMI Group, Inc.	81,363	3,389,292
Nippon Seiki Co., Ltd.	325,993	6,942,865
Tokyo Electron Ltd.	37,000	2,375,899
United Arrows Ltd.	87,383	2,831,553
Universal Entertainment Corp.	216,396	4,287,061
UT Holdings Co., Ltd.* (a)	423,124	1,776,156

(Cost $27,252,584)		35,820,861
Korea 0.2%
Bioland Ltd. (Cost $1,316,642)	45,693	1,360,586
Luxembourg 0.7%
Eurofins Scientific (Cost $4,354,300)	18,500	5,637,601
Malaysia 1.6%
Hartalega Holdings Bhd.	2,091,327	4,574,980
IHH Healthcare Bhd.	1,600,000	2,544,063
Nirvana Asia Ltd.	6,241,305	2,173,366
Tune Ins Holdings Bhd.	6,874,421	3,451,747

(Cost $11,252,511)		12,744,156
Mexico 0.4%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $3,581,984)	38,000	3,378,200
Netherlands 2.6%
Brunel International NV (a)	122,121	2,286,980
Constellium NV "A"* (c)	361,572	4,924,611
ING Groep NV (CVA)	270,000	4,452,434
SBM Offshore NV*	262,877	3,523,878
Sensata Technologies Holding NV* (c)	84,127	4,634,556

(Cost $23,273,376)		19,822,459
Norway 1.1%
DNO ASA* (a)	1,300,000	1,853,108
Marine Harvest ASA	400,000	4,636,044
Norsk Hydro ASA	385,000	1,810,354

(Cost $9,165,864)		8,299,506
Panama 0.6%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $3,375,683)	143,255	4,344,924
Philippines 1.7%
Alliance Global Group, Inc.	7,023,925	3,614,612
GT Capital Holdings, Inc.	193,000	6,049,793
Universal Robina Corp.	840,000	3,595,841

(Cost $12,657,031)		13,260,246
Singapore 0.5%
Lian Beng Group Ltd. (Cost $3,216,452)	8,837,501	3,671,618
South Africa 0.6%
MTN Group Ltd. (Cost $5,085,353)	265,000	4,701,730
Spain 0.6%
Mediaset Espana Comunicacion SA	150,000	1,890,651
Talgo SA*	298,716	2,641,042

(Cost $4,852,719)		4,531,693
Sweden 2.4%
Assa Abloy AB "B"	63,000	3,725,317
Atlas Copco AB "A"	140,000	4,232,921
BillerudKorsnas AB	193,000	3,271,045
Svenska Cellulosa AB "B"	120,000	3,138,864
Telefonaktiebolaget LM Ericsson "B"	410,000	4,608,149

(Cost $17,726,261)		18,976,296
Switzerland 3.4%
Dufry AG (Registered)* (a)	26,977	3,744,017
Galenica AG (Registered) (a)	7,000	7,009,168
Lonza Group AG (Registered)*	31,000	4,359,568
Nestle SA (Registered)	105,000	8,136,640
Novartis AG (Registered)	27,000	2,769,548

(Cost $23,639,100)		26,018,941
Thailand 0.3%
Malee Sampran PCL (Foreign Registered) (Cost $4,026,046)	2,085,552	1,983,878
United Kingdom 10.7%
Anglo American PLC	240,000	3,757,085
Arrow Global Group PLC	1,091,509	4,529,332
AVEVA Group PLC	88,000	2,618,045
Babcock International Group PLC	452,017	7,757,897
Clinigen Healthcare Ltd.*	430,923	4,257,996
Compass Group PLC	309,000	5,400,779
Crest Nicholson Holdings PLC	603,628	4,926,051
Domino's Pizza Group PLC	287,050	3,484,808
Halma PLC	185,000	2,156,951
Hargreaves Lansdown PLC	208,306	4,036,408
HellermannTyton Group PLC	702,109	3,971,694
Howden Joinery Group PLC	653,891	5,104,058
IG Group Holdings PLC	279,885	3,339,514
IMI PLC	85,000	1,620,577
Jardine Lloyd Thompson Group PLC	184,838	2,936,406
John Wood Group PLC	303,016	3,398,513
Polypipe Group PLC	938,923	4,046,841
Reckitt Benckiser Group PLC	44,000	3,967,507
Rotork PLC	993,640	3,848,333
Smith & Nephew PLC	185,000	3,274,465
Spirax-Sarco Engineering PLC	91,247	4,862,158

(Cost $71,949,833)		83,295,418
United States 42.0%
Actavis PLC*	37,000	11,351,970
Advance Auto Parts, Inc.	28,657	4,390,825
Affiliated Managers Group, Inc.*	22,568	5,047,559
Agilent Technologies, Inc.	50,000	2,059,500
Alliance Data Systems Corp.*	26,500	7,897,795
Altra Industrial Motion Corp. (a)	71,745	1,972,987
Amphenol Corp. "A" (a)	175,000	9,983,750
BE Aerospace, Inc.	47,824	2,742,228
Berry Plastics Group, Inc.*	91,653	3,067,626
BorgWarner, Inc.	67,712	4,072,877
Bristol-Myers Squibb Co.	73,000	4,715,800
Cardtronics, Inc.* (a)	108,654	3,965,871
Casey's General Stores, Inc. (a)	54,688	4,768,247
Cerner Corp.*	60,000	4,037,400
Danaher Corp.	72,000	6,215,040
DigitalGlobe, Inc.*	89,437	2,683,110
eBay, Inc.*	72,000	4,417,920
Ecolab, Inc. (a)	58,000	6,649,700
Encore Capital Group, Inc.*	61,198	2,430,173
Envision Healthcare Holdings, Inc.*	58,000	2,143,100
Express Scripts Holding Co.* (a)	46,000	4,008,440
Exxon Mobil Corp.	43,000	3,663,600
Fox Factory Holding Corp.* (a)	237,916	3,880,410
Gentherm, Inc.* (a)	106,321	5,450,014
Hain Celestial Group, Inc.*	68,398	4,327,541
Harman International Industries, Inc.	43,000	5,182,360
HeartWare International, Inc.*	27,170	2,004,331
Jack in the Box, Inc.	50,605	4,393,020
JPMorgan Chase & Co.	133,000	8,748,740
Kindred Healthcare, Inc.	186,132	4,264,284
Las Vegas Sands Corp. (a)	84,000	4,269,720
Manitowoc Co., Inc.	144,581	2,726,798
MasterCard, Inc. "A" (a)	100,000	9,226,000
Middleby Corp.*	56,740	6,167,638
Molina Healthcare, Inc.* (a)	86,714	6,307,576
Nielsen NV (a)	130,000	5,848,700
Noble Energy, Inc.	168,000	7,355,040
NxStage Medical, Inc.*	126,798	2,055,396
Oaktree Capital Group LLC (a)	100,269	5,491,733
Oil States International, Inc.*	53,337	2,180,417
Omnicare, Inc. (a)	65,000	6,193,850
Pacira Pharmaceuticals, Inc.*	53,117	4,154,281
Pall Corp.	70,000	8,710,800
PAREXEL International Corp.*	46,836	3,113,189
Polaris Industries, Inc. (a)	35,267	5,044,944
Praxair, Inc.	47,000	5,774,420
Primoris Services Corp. (a)	182,303	3,421,827
Providence Service Corp.*	138,546	6,658,521
Retrophin, Inc.*	216,536	6,851,199
Roadrunner Transportation Systems, Inc.* (a)	130,218	3,238,522
Schlumberger Ltd.	65,000	5,900,050
Sinclair Broadcast Group, Inc. "A"	141,230	4,242,549
Six Flags Entertainment Corp.	24,000	1,172,640
Tenneco, Inc.*	80,084	4,702,532
The Travelers Companies, Inc.	44,000	4,449,280
Thoratec Corp.*	133,593	6,063,786
TiVo, Inc.*	276,254	2,908,955
TriNet Group, Inc.*	112,566	3,369,100
Tristate Capital Holdings, Inc.* (a)	268,907	3,132,767
United Rentals, Inc.*	44,116	3,922,354
United Technologies Corp.	65,000	7,616,050
Urban Outfitters, Inc.* (a)	110,333	3,793,249
VeriFone Systems, Inc.*	114,822	4,382,756
WABCO Holdings, Inc.*	47,739	6,035,164
Waddell & Reed Financial, Inc. "A" (a)	86,335	4,125,086
Western Digital Corp.	64,675	6,296,758
WEX, Inc.*	17,677	2,004,395
Zeltiq Aesthetics, Inc.*	173,259	4,757,692
Zoe's Kitchen, Inc.*	71,165	2,254,507

(Cost $256,571,162)		326,456,459

Total Common Stocks (Cost $637,571,550)		755,867,519
Convertible Preferred Stock 0.1%
United States
Providence Service Corp., 5.5% (Cost $572,300)	5,723	620,525
Rights 0.0%
Italy
Unipol Gruppo Finanziario SpA, Expiration Date 6/3/2015* (Cost $0)	500,000	1
Participatory Note 0.5%
India
Housing Development Finance Corp., Ltd. (issuer Merrill Lynch International), Expiration Date 8/19/2015 (Cost $3,252,333)	213,000	4,122,344

	Principal Amount ($)	Value ($)

Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	935,986

	Shares	Value ($)

Securities Lending Collateral 10.2%
Daily Assets Fund Institutional, 0.14% (d) (e) (Cost $79,364,141)	79,364,141	79,364,141
Cash Equivalents 2.1%
Central Cash Management Fund, 0.09% (d) (Cost $16,066,350)	16,066,350	16,066,350

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $736,826,674) †	110.3	856,976,866
Other Assets and Liabilities, Net	(10.3)	(80,047,214)

Net Assets	100.0	776,929,652

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $742,152,347.  At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $114,824,519.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $153,606,313 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,781,794.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2015 amounted to $76,936,212, which is 9.9% of net assets.

(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At May 31, 2015 the Deutsche Global Growth Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks, Preferred Stock, Rights, Participatory Note & Other Investment
Health Care	141,792,385	18.6%
Industrials	139,188,831	18.3%
Consumer Discretionary	132,219,266	17.3%
Financials	114,826,709	15.1%
Consumer Staples	76,576,982	10.0%
Information Technology	76,320,310	10.0%
Materials	45,432,705	6.0%
Energy	27,874,606	3.7%
Telecommunication Services	7,314,581	1.0%
Total	761,546,375	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,458,484	$—	$3,458,484
Belgium	—	4,207,801	—	4,207,801
Bermuda	4,796,384	—	—	4,796,384
Brazil	3,130,120	—	—	3,130,120
Canada	34,269,156	—	—	34,269,156
China	—	5,047,214	—	5,047,214
Denmark	—	6,748,403	—	6,748,403
Finland	—	3,659,431	—	3,659,431
France	6,584,750	6,564,831	—	13,149,581
Germany	—	39,980,407	—	39,980,407
Hong Kong	—	19,606,998	—	19,606,998
Indonesia	—	12,593,633	—	12,593,633
Ireland	5,845,349	18,299,739	—	24,145,088
Italy	—	6,770,247	—	6,770,247
Japan	—	35,820,861	—	35,820,861
Korea	—	1,360,586	—	1,360,586
Luxembourg	—	5,637,601	—	5,637,601
Malaysia	—	12,744,156	—	12,744,156
Mexico	3,378,200	—	—	3,378,200
Netherlands	9,559,167	10,263,292	—	19,822,459
Norway	—	8,299,506	—	8,299,506
Panama	4,344,924	—	—	4,344,924
Philippines	—	13,260,246	—	13,260,246
Singapore	—	3,671,618	—	3,671,618
South Africa	—	4,701,730	—	4,701,730
Spain	—	4,531,693	—	4,531,693
Sweden	—	18,976,296	—	18,976,296
Switzerland	—	26,018,941	—	26,018,941
Thailand	—	1,983,878	—	1,983,878
United Kingdom	—	83,295,418	—	83,295,418
United States	326,456,459	—	—	326,456,459
Convertible Preferred Stocks	—	—	620,525	620,525
Rights	—	—	1	1
Participatory Note	—	4,122,344	—	4,122,344
Other Investments	935,986	—	—	935,986
Short-Term Investments (f)	95,430,491	—	—	95,430,491

Total	$494,730,986	$361,625,354	$620,526	$856,976,866

There have been no transfers between fair value measurement levels during the period ended May 31, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Growth Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 23, 2015